Label	Element	Value
Large Company Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Company Growth Portfolio’s (the “Portfolio”) investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Large Company Growth Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financials intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests, under normal circumstances, at least 80% of its net assets in common stock of companies with larger market capitalizations-within the market capitalization range and composition of the companies composing the Russell 1000® Index (as of December 31, 2021, this range was between approximately $739.28 million and $2.91 trillion). The market capitalization and composition of the companies in the Russell 1000® Index are subject to change.
The Portfolio engages in leverage by investing in Russell 1000 Growth Index derivatives, the notional value of which equals approximately 20% of the Portfolio’s net assets. The Portfolio’s derivatives exposure is backed by a portfolio of fixed income securities representing approximately 20% of the Portfolio’s net assets. A Russell 1000 Growth Index derivative is a derivative contract, typically a swap agreement, that uses the Russell 1000 Growth Index as its reference asset. The portion of the Portfolio invested in Russell 1000 Growth Index derivatives seeks to track the daily performance of the Russell 1000 Growth Index (the “Swaps Strategy”) and invests in such derivatives in addition to or in place of companies within the Russell 1000 Growth Index. In addition to swaps, the Portfolio may invest in other types of derivatives including options, futures, options on futures, and other similar instruments. For purposes of the Portfolio’s 80% test, Russell 1000 Growth Index derivatives will be counted as common stocks of companies with larger market capitalizations and will be valued at notional value rather than market value.
Fixed income securities held by the Portfolio may include bonds, debt securities, asset-backed and mortgage-backed securities and other similar instruments. The fixed income securities are typically expected to have a duration between zero and two years. The Portfolio may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds.”
The Portfolio may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Portfolio invests in companies that historically have above average earnings, cash flow growth or sales growth and retention of earnings, often such companies have above average price to earnings ratios. The Portfolio may focus its investments in companies in one or more economic sectors.
The Portfolio may invest more of its assets in the securities of a single issuer or a smaller number of issuers, making it a non-diversified fund.
The Portfolio uses a multi-manager strategy where Wilshire and multiple subadvisers employ different strategies with respect to separate portions of the Portfolio in order achieve the Portfolio’s investment objective. Wilshire typically allocates the Portfolio’s assets among the Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. Each of AllianceBernstein, L.P. (“AllianceBernstein”), Los Angeles Capital Management LLC (“Los Angeles Capital”), Fred Alger Management, LLC (“Alger Management”), and Voya Investment Management Co LLC (“Voya”) manage a portion of the Portfolio and Wilshire manages the Swaps Strategy portion of the Portfolio.
AllianceBernstein stresses fundamental, bottom-up security analysis in identifying highly profitable businesses with the opportunity to reinvest profitably for long-term, non-cyclical growth that are priced at valuations that do not adequately reflect their long-term growth potential. AllianceBernstein conducts in-depth research to identify companies whose long-term fundamental performance is likely to persist in terms of both magnitude and duration.
Los Angeles Capital employs a quantitative investment process for security selection and risk management. Los Angeles Capital utilizes its proprietary Dynamic Alpha Stock Selection Model® to build equity portfolios that adapt to market conditions. The model considers a range of valuation, earnings and management characteristics to identify current drivers of return.
Alger Management’s investments in equity securities are primarily in common or preferred stocks, but its equity investments also may include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. Alger Management invests primarily in companies whose securities are traded on U.S. or foreign exchanges or in the over-the-counter market. Alger Management believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefiting from new regulations, a new product innovation or new management.
In managing its portion of the Portfolio, Voya focuses on managing a broad array of fixed income investment opportunities, including but not limited to U.S. government securities, securities of foreign governments, and supranational organizations; bank loans; notes that can invest in securities with any credit rating; mortgage-backed, asset-backed debt securities and other structured credit securities, commercial paper and debt securities of foreign issuers, including emerging market countries. In addition, Voya may also invest in its affiliated registered investment companies.
The Portfolio may appeal to you if:
•you are a long-term investor;
•you seek growth of capital;
•you believe that the market will favor a particular investment style, such as large cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or
•you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:
Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical conflicts; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Large-Cap Company Risk. Investments in larger, more established companies may involve risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Style Risk. The Portfolio’s growth style may perform poorly or fall out of favor with investors. For example, at times the market may favor small capitalization stocks over large capitalization stocks, value stocks over growth stocks, or vice versa.
Non-Diversification Risk. Although the Portfolio intends to invest in a variety of securities and instruments, the Portfolio may invest more of its assets in the securities of a single issuer or a smaller number of issuers than diversified funds. As a result, the Portfolio may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Portfolio’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Portfolio’s performance.
Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Portfolio to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Portfolio’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If the Adviser or a subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Portfolio to be subject to additional regulations, which may generate additional Portfolio expenses. These practices also entail transactional expenses and may cause the Portfolio to realize higher amounts of short-term capital gains than if the Portfolio had not engaged in such transactions.
Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in an underlying reference instrument may result in an immediate and substantial impact on a fund’s NAV. Leveraging may cause the Portfolio’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Portfolio must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits a fund from borrowing in an amount greater than 33 ⅓% of its assets.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
High-Yield Bond Risk. Lower-quality bonds, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.
Sector Risk. If the Portfolio invests significantly in one or more sectors, market and economic factors affecting those sectors will have a significant effect on the value of the Portfolio’s investments in that sector, which can increase the volatility of the Portfolio’s performance.
Information Technology Sector. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Asset-Backed and Mortgage Backed Securities Risk. Investors in asset-backed securities (ABS), including mortgage-backed securities (MBS) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Other Investment Companies Risk. Investing in other investment vehicles, including registered investment companies managed by a subadviser or an affiliate of a subadviser, unaffiliated registered investment companies, closed-end funds and exchange-traded funds (ETFs), subjects the Portfolio to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Portfolio will incur its pro rata share of the underlying vehicles’ expenses.
Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.
Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have to buy and sell transactions in the same security on the same day.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Although the Portfolio intends to invest in a variety of securities and instruments, the Portfolio may invest more of its assets in the securities of a single issuer or a smaller number of issuers than diversified funds. As a result, the Portfolio may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Portfolio’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Portfolio’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.
On July 21, 2020, the Portfolio’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 27.49% (quarter ended June 30, 2020) and the lowest return for a quarter was -15.31% (quarter ended December 31, 2018).
The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Large Company Growth Portfolio | Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Total Return Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	27.60%
5 Years	rr_AverageAnnualReturnYear05	25.32%
10 Years	rr_AverageAnnualReturnYear10	19.79%
Large Company Growth Portfolio | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTLGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,568
Annual Return 2012	rr_AnnualReturn2012	13.72%
Annual Return 2013	rr_AnnualReturn2013	30.22%
Annual Return 2014	rr_AnnualReturn2014	7.97%
Annual Return 2015	rr_AnnualReturn2015	6.18%
Annual Return 2016	rr_AnnualReturn2016	3.33%
Annual Return 2017	rr_AnnualReturn2017	26.93%
Annual Return 2018	rr_AnnualReturn2018	(1.90%)
Annual Return 2019	rr_AnnualReturn2019	28.61%
Annual Return 2020	rr_AnnualReturn2020	38.82%
Annual Return 2021	rr_AnnualReturn2021	23.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.31%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.03%
5 Years	rr_AverageAnnualReturnYear05	22.29%
10 Years	rr_AverageAnnualReturnYear10	16.98%
Large Company Growth Portfolio | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.99%
5 Years	rr_AverageAnnualReturnYear05	18.08%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Large Company Growth Portfolio | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	16.89%
5 Years	rr_AverageAnnualReturnYear05	17.11%
10 Years	rr_AverageAnnualReturnYear10	13.07%
Large Company Growth Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.42%
5 Years	rr_AverageAnnualReturnYear05	22.68%
10 Years	rr_AverageAnnualReturnYear10	17.34%
Large Company Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Company Value Portfolio’s (the “Portfolio”) investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Large Company Value Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests under normal circumstances, at least 80% of its net assets in the common stock of companies with larger market capitalizations-within the market capitalization range of the Russell 1000® Index (as of December 31, 2021, this range was between approximately $739.28 million and $2.91 trillion). The market capitalization range of the Russell 1000® Index is subject to change.
The Portfolio engages in leverage by investing in Russell 1000 Value Index derivatives, the notional value of which equals approximately 20% of the Portfolio’s net assets. The Portfolio’s derivatives exposure is backed by a portfolio of fixed income securities representing approximately 20% of the Portfolio’s net assets. A Russell 1000 Value Index derivative is a derivative contract, typically a swap agreement, that uses the Russell 1000 Value Index as its reference asset. The portion of the Portfolio invested in Russell 1000 Value Index derivatives seeks to track the daily performance of the Russell 1000 Value Index (the “Swaps Strategy”) and invests in such derivatives in addition to or in place of companies within the Russell 1000 Value Index. In addition to swaps, the Portfolio may invest in other types of derivatives including options, futures, options on futures, and other similar instruments. For purposes of the Portfolio’s 80% test, Russell 1000 Value Index derivatives will be counted as common stocks of companies with larger market capitalizations and will be valued at notional value rather than market value.
Fixed income securities held by the Portfolio may include bonds, debt securities, asset-backed and mortgage-backed securities and other similar instruments. The fixed income securities are typically expected to have a duration that does not exceed one year. The Portfolio may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds.”
The Portfolio may invest a portion of its assets in equity securities of foreign companies traded in the U.S. or locally on foreign exchanges, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Portfolio uses a multi-manager strategy where Wilshire and multiple subadvisers employ different strategies with respect to separate portions of the Portfolio in order achieve the Portfolio’s investment objective. Wilshire typically allocates the Portfolio’s assets among the Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. Each of Los Angeles Capital Management LLC (“Los Angeles Capital”), Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), and Voya Investment Management Co LLC (“Voya”) manage a portion of the Portfolio and Wilshire manages the Portfolio’s Swaps Strategy.
Los Angeles Capital employs a quantitative investment process for security selection and risk management. Los Angeles Capital utilizes its proprietary Dynamic Alpha Stock Selection Model® to build equity portfolios that adapt to market conditions. The model considers a range of valuation, earnings and management characteristics to identify current drivers of return.
MFS focuses on investing its portion of the Portfolio in the stocks of companies that it believes are undervalued compared to their intrinsic value. MFS focuses on companies it believes have intrinsic value greater than the perceived value by the marketplace (e.g., companies with cash flow in excess of their capital expenditures, conservative balances sheets, sustainable competitive advantages, high returns on capital, or the ability to weather economic downturns). MFS may invest its portion of the Portfolio in foreign securities. MFS normally invests its portion of the Portfolio across different industries and sectors, but MFS may invest a significant percentage of its portion of the Portfolio in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for its portion of the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.
In managing its portion of the Portfolio, Hotchkis & Wiley seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. Hotchkis & Wiley employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, Hotchkis & Wiley employs a disciplined, “bottom-up” investment process based on a proprietary model that is augmented with internally-generated fundamental research. Hotchkis & Wiley seeks broad diversified exposure to these investment opportunities by holding approximately 50-80 portfolio securities. With the exception of diversification guidelines, Hotchkis & Wiley does not employ pre-determined rules for sales; rather, Hotchkis & Wiley evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.
In managing its portion of the Portfolio, Voya focuses on managing a broad array of fixed income investment opportunities, including but not limited to U.S. government securities, securities of foreign governments, and supranational organizations; bank loans; notes that can invest in securities with any credit rating; mortgage-backed, asset-backed debt securities and other structured credit securities, commercial paper and debt securities of foreign issuers, including emerging market countries. In addition, Voya may also invest in its affiliated registered investment companies.
The Portfolio may appeal to you if:
•you are a long-term investor;
•    you seek growth of capital;
•    you believe that the market will favor a particular investment style, such as large cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or
•    you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:
Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical conflicts; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Large-Cap Company Risk. Investments in larger, more established companies may involve risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Style Risk. The Portfolio’s value style may perform poorly or fall out of favor with investors. For example, at times the market may favor small capitalization stocks over large capitalization stocks, growth stocks over value stocks, or vice versa.
Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Portfolio to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Portfolio’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If the Adviser or a subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Portfolio to be subject to additional regulations, which may generate additional Portfolio expenses. These practices also entail transactional expenses and may cause the Portfolio to realize higher amounts of short-term capital gains than if the Portfolio had not engaged in such transactions.
Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in an underlying reference instrument may result in an immediate and substantial impact on a fund’s NAV. Leveraging may cause the Portfolio’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Portfolio must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits a fund from borrowing in an amount greater than 33 ⅓% of its assets.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
High-Yield Bond Risk. Lower-quality bonds, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.
Sector Risk. If the Portfolio invests significantly in one or more sectors, market and economic factors affecting those sectors will have a significant effect on the value of the Portfolio’s investments in that sector, which can increase the volatility of the Portfolio’s performance.
Financials Sector. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.
Information Technology Sector. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Asset-Backed and Mortgage Backed Securities Risk. Investors in asset-backed securities (ABS), including mortgage-backed securities (MBS) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Other Investment Companies Risk. Investing in other investment vehicles, including registered investment companies managed by a subadviser or an affiliate of a subadviser, unaffiliated registered investment companies, closed-end funds and exchange-traded funds (ETFs), subjects the Portfolio to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Portfolio will incur its pro rata share of the underlying vehicles’ expenses.
Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.
Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have to buy and sell transactions in the same security on the same day.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance. The chart and table assume reinvestment of dividends and distributions. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.
On July 21, 2020, the Portfolio’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 21.04% (quarter ended December 31, 2020) and the lowest return for a quarter was -31.03% (quarter ended March 31, 2020).
The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Large Company Value Portfolio | Russell 1000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	12.97%
Large Company Value Portfolio | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTLVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	722
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,588
Annual Return 2012	rr_AnnualReturn2012	15.92%
Annual Return 2013	rr_AnnualReturn2013	36.54%
Annual Return 2014	rr_AnnualReturn2014	10.77%
Annual Return 2015	rr_AnnualReturn2015	(5.33%)
Annual Return 2016	rr_AnnualReturn2016	15.73%
Annual Return 2017	rr_AnnualReturn2017	14.64%
Annual Return 2018	rr_AnnualReturn2018	(11.71%)
Annual Return 2019	rr_AnnualReturn2019	23.63%
Annual Return 2020	rr_AnnualReturn2020	(0.81%)
Annual Return 2021	rr_AnnualReturn2021	25.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.03%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.82%
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10	11.61%
Large Company Value Portfolio | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.59%
5 Years	rr_AverageAnnualReturnYear05	7.35%
10 Years	rr_AverageAnnualReturnYear10	9.84%
Large Company Value Portfolio | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	17.30%
5 Years	rr_AverageAnnualReturnYear05	6.92%
10 Years	rr_AverageAnnualReturnYear10	9.10%
Large Company Value Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.26%
5 Years	rr_AverageAnnualReturnYear05	9.83%
10 Years	rr_AverageAnnualReturnYear10	11.98%
Small Company Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small Company Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Company Growth Portfolio’s (the “Portfolio”) investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small Company Growth Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—generally within the range of companies comprising the Russell 2000® Growth Index (as of December 31, 2021, this range was between approximately $31.57 million and $13.90 billion) at the time of purchase. The market capitalization range and composition of the companies in the Russell 2000® Growth Index are subject to change.
The Portfolio invests in companies that historically have above average earnings or above average sales growth and retention of earnings, often such companies have above average price to earnings ratios.
The Portfolio uses a multi-manager strategy where multiple subadvisers employ different strategies with respect to separate portions of the Portfolio in order achieve the Portfolio’s investment objective. Wilshire typically allocates the Portfolio’s assets among the Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. Each of Los Angeles Capital Management LLC (“Los Angeles Capital”), Granahan Investment Management, Inc. (“Granahan”), and Ranger Investment Management, L.P (“Ranger”) manage a portion of the Portfolio.
Los Angeles Capital employs a quantitative investment process for security selection and risk management. Los Angeles Capital utilizes its proprietary Dynamic Alpha Stock Selection Model® to build equity portfolios that adapt to market conditions. The model considers a range of valuation, earnings and management characteristics to identify current drivers of return.
Ranger’s investment team searches for quality growth companies by implementing a bottom-up, fundamental research driven security selection process. In the research process, Ranger focuses on identifying small- and mid-capitalization U.S. equities characterized by accelerating revenue and earnings growth, high recurring revenues, strong balance sheets and free cash flow generation. In addition to extensive quantitative analysis, Ranger gives careful consideration to qualitative analysis and judgment of the management team, accounting practices, corporate governance, and the company’s competitive advantage. Ranger utilizes proprietary systems to monitor portfolios, to better understand risks and identify companies that violate Ranger’s sell disciplines. Ranger seeks to identify problem stocks early and enhance performance by removing them before they become significant problems.
In managing its portion of the Portfolio, Granahan uses a disciplined fundamental, bottom-up research approach in order to uncover the best opportunities in the small-capitalization market. Granahan focuses on stocks with market caps of $50 million to $750 million at purchase and maintains exposure to companies across three different stages in their LifeCycles: Special Situations (20% to 45%) - companies with a prosaic earnings record yet bearing an identifiable catalyst (this category also includes cyclicals); Pioneers (20% to 40%) - aggressive growth stocks with little to no track record (mostly non-earners) but substantial potential; and Core Growth (20% to 40%) - companies with proven earnings records that are expected to persist.
The Portfolio may appeal to you if:
•you are a long-term investor;
•you seek growth of capital;
•you believe that the market will favor a particular investment style, such as small-cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or
•you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:
Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical conflicts; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Small-Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply. When a fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in fund investment losses that would affect the value of your investment in a fund.
Style Risk. The Portfolio’s growth style may perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, growth stocks over value stocks, or vice versa.
Sector Risk. If the Portfolio invests significantly in one or more sectors, market and economic factors affecting those sectors will have a significant effect on the value of the Portfolio’s investments in that sector, which can increase the volatility of the Portfolio’s performance.
Health Care Sector. The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
Information Technology Sector. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have to buy and sell transactions in the same security on the same day.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 27.07% (quarter ended June 30, 2020) and the lowest return for a quarter was -24.03% (quarter ended March 31, 2020).
The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Small Company Growth Portfolio | Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	14.14%
Small Company Growth Portfolio | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTSGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	487
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,909
Annual Return 2012	rr_AnnualReturn2012	13.58%
Annual Return 2013	rr_AnnualReturn2013	41.25%
Annual Return 2014	rr_AnnualReturn2014	3.44%
Annual Return 2015	rr_AnnualReturn2015	2.29%
Annual Return 2016	rr_AnnualReturn2016	20.44%
Annual Return 2017	rr_AnnualReturn2017	13.66%
Annual Return 2018	rr_AnnualReturn2018	(7.87%)
Annual Return 2019	rr_AnnualReturn2019	27.23%
Annual Return 2020	rr_AnnualReturn2020	28.98%
Annual Return 2021	rr_AnnualReturn2021	13.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.03%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.07%
5 Years	rr_AverageAnnualReturnYear05	14.21%
10 Years	rr_AverageAnnualReturnYear10	14.79%
Small Company Growth Portfolio | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.34%
5 Years	rr_AverageAnnualReturnYear05	10.72%
10 Years	rr_AverageAnnualReturnYear10	12.17%
Small Company Growth Portfolio | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	11.77%	[3]
5 Years	rr_AverageAnnualReturnYear05	10.62%
10 Years	rr_AverageAnnualReturnYear10	11.64%
Small Company Growth Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WSMGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,633
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.36%
5 Years	rr_AverageAnnualReturnYear05	14.50%
10 Years	rr_AverageAnnualReturnYear10	15.08%
Small Company Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small Company Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Company Value Portfolio’s (the “Portfolio”) investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small Company Value Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—generally within the range of companies comprising the Russell 2000® Value Index (as of December 31, 2021, this range was between approximately $33.77 million and $13.98 billion) at the time of purchase. The market capitalization range and composition of the companies in the Russell 2000® Value Index are subject to change.
The Portfolio invests, generally, in companies with relatively low price to book value ratios, relatively low price to earnings ratios and relatively high dividend yields (dividend yields for small companies are generally less than those of large companies).
The Portfolio uses a multi-manager strategy where multiple subadvisers employ different strategies with respect to separate portions of the Portfolio in order achieve the Portfolio’s investment objective. Wilshire typically allocates the Portfolio’s assets among the Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. Each of Diamond Hill Capital Management, Inc. (“Diamond Hill”), Los Angeles Capital Management LLC (“Los Angeles Capital”), and Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) manage a portion of the Portfolio.
In managing its portion of the Portfolio, Diamond Hill focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, Diamond Hill concentrates on the fundamental economic drivers of the business. The primary focus is on a “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.
Los Angeles Capital employs a quantitative investment process for security selection and risk management. Los Angeles Capital utilizes its proprietary Dynamic Alpha Stock Selection Model® to build equity portfolios that adapt to market conditions. The model considers a range of valuation, earnings and management characteristics to identify current drivers of return.
In managing its portion of the Portfolio, Hotchkis & Wiley seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. Hotchkis & Wiley employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, Hotchkis & Wiley employs a disciplined, “bottom-up” investment process based on a proprietary model that is augmented with internally-generated fundamental research. Hotchkis & Wiley seeks broad diversified exposure to these investment opportunities by holding approximately 300-400 portfolio securities. With the exception of diversification guidelines, Hotchkis & Wiley does not employ pre-determined rules for sales; rather, Hotchkis & Wiley evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.
The Portfolio may appeal to you if:
•you are a long-term investor;
•you seek growth of capital;
•you believe that the market will favor a particular investment style, such as small-cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or
•you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:
Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical conflicts; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Small-Cap Company Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply. When a fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in fund investment losses that would affect the value of your investment in a fund.
Style Risk. The Portfolio’s value style may perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, growth stocks over value stocks, or vice versa.
Sector Risk. If the Portfolio invests significantly in one or more sectors, market and economic factors affecting those sectors will have a significant effect on the value of the Portfolio’s investments in that sector, which can increase the volatility of the Portfolio’s performance.
Financials Sector. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.
Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have to buy and sell transactions in the same security on the same day.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.
Performance during 2014 was primarily attributable to the Portfolio’s holdings of Integrated Device Technology and International Rectifier (specifically during the third quarter).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 32.25% (quarter ended December 31, 2020) and the lowest return for a quarter was -37.30% (quarter ended March 31, 2020).
The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Small Company Value Portfolio | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.27%
5 Years	rr_AverageAnnualReturnYear05	9.07%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Small Company Value Portfolio | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTSVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	512
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	912
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,029
Annual Return 2012	rr_AnnualReturn2012	17.20%
Annual Return 2013	rr_AnnualReturn2013	43.79%
Annual Return 2014	rr_AnnualReturn2014	6.17%
Annual Return 2015	rr_AnnualReturn2015	(3.83%)
Annual Return 2016	rr_AnnualReturn2016	24.86%
Annual Return 2017	rr_AnnualReturn2017	8.65%
Annual Return 2018	rr_AnnualReturn2018	(16.35%)
Annual Return 2019	rr_AnnualReturn2019	21.32%
Annual Return 2020	rr_AnnualReturn2020	0.47%
Annual Return 2021	rr_AnnualReturn2021	32.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.30%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.04%
5 Years	rr_AverageAnnualReturnYear05	7.90%
10 Years	rr_AverageAnnualReturnYear10	12.13%
Small Company Value Portfolio | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	31.75%
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	10.66%
Small Company Value Portfolio | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	19.17%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	9.61%
Small Company Value Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WSMVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	763
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,715
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.40%
5 Years	rr_AverageAnnualReturnYear05	8.18%
10 Years	rr_AverageAnnualReturnYear10	12.42%
Wilshire 5000 Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Wilshire 5000 IndexSM Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wilshire 5000 IndexSM Fund’s (the “Index Fund” or the “Portfolio”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the “Index”) before the deduction of Index Fund expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Wilshire 5000 IndexSM Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Index Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund’s performance. During the most recent fiscal year, the Index Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Portfolio will not correlate to the Ratio of Expenses to Average Net Assets shown in the Portfolio’s most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Index Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Index Fund invests at least 80% of its assets in the equity securities of companies included in the Index that are representative of the Index (as of December 31, 2021, this range was between approximately $11 million and $2.9 trillion and 28% of the Index is invested in companies in the information technology sector). The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.
The Index is an unmanaged index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes approximately 3,500 stocks, with each stock weighted according to its float-adjusted market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. news outlets and is the broadest measure of the U.S. equity market.
The Index Fund seeks to minimize variance relative to the Index and may use enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark. The Index Fund may invest in the common stock of companies of any size, including small-cap companies.
Los Angeles Capital Management LLC (“Los Angeles Capital”) manages the Index Fund using a passive investment approach for portfolio construction. Los Angeles Capital uses sector weighting and portfolio characteristic profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.
The Index Fund may appeal to you if:
•you are a long-term investor;
•you seek growth of capital;
•you seek to capture investment returns that are representative of the entire U.S. equity market;
•you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or
•you seek an index fund which, unlike a traditional index fund, includes the equity securities of small- and mid-capitalization companies as well as large capitalization companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:
Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical conflicts; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Index Tracking Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.
Sector Risk. If one or more sectors constitutes a significant portion of the Index, market and economic factors affecting those sectors will have a significant effect on the value of the Portfolio’s investments in that sector, which can increase the volatility of the Portfolio’s performance.
Information Technology Sector. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Affiliated Funds and Other Significant Investors Risk. The Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Other Investment Companies Risk. Investing in other investment vehicles, including registered investment companies, closed-end funds and exchange-traded funds (ETFs), subjects the Portfolio to those risks affecting the investment vehicle, including the
		possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Portfolio will incur its pro rata share of the underlying vehicles’ expenses.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Index Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Index Fund’s average annual total returns compare to those of a broad measure of market performance. The Index Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Index Fund’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Index Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 21.41% (quarter ended June 30, 2020) and the lowest return for a quarter was -20.37% (quarter ended March 31, 2020).
The returns for the Index Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire 5000 Index Fund | Wilshire 5000 Total Market IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Wilshire 5000 Total Market IndexSM (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.70%
5 Years	rr_AverageAnnualReturnYear05	18.11%
10 Years	rr_AverageAnnualReturnYear10	16.40%
Wilshire 5000 Index Fund | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WFIVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.18%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Annual Return 2012	rr_AnnualReturn2012	15.36%
Annual Return 2013	rr_AnnualReturn2013	32.10%
Annual Return 2014	rr_AnnualReturn2014	12.38%
Annual Return 2015	rr_AnnualReturn2015	0.08%
Annual Return 2016	rr_AnnualReturn2016	12.51%
Annual Return 2017	rr_AnnualReturn2017	20.20%
Annual Return 2018	rr_AnnualReturn2018	(5.60%)
Annual Return 2019	rr_AnnualReturn2019	29.74%
Annual Return 2020	rr_AnnualReturn2020	19.93%
Annual Return 2021	rr_AnnualReturn2021	25.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.37%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.59%
5 Years	rr_AverageAnnualReturnYear05	17.26%
10 Years	rr_AverageAnnualReturnYear10	15.64%
Wilshire 5000 Index Fund | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.52%
5 Years	rr_AverageAnnualReturnYear05	15.35%
10 Years	rr_AverageAnnualReturnYear10	14.40%
Wilshire 5000 Index Fund | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	16.57%
5 Years	rr_AverageAnnualReturnYear05	13.55%
10 Years	rr_AverageAnnualReturnYear10	12.92%
Wilshire 5000 Index Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WINDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.33%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.85%
5 Years	rr_AverageAnnualReturnYear05	17.59%
10 Years	rr_AverageAnnualReturnYear10	15.93%
Wilshire International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Wilshire International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wilshire International Equity Fund (the “International Fund” or the “Portfolio”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the International Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The International Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Fund primarily invests in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges.
The International Fund primarily invests in companies organized outside of the United States or companies that are organized in the United States, but primarily operate outside of the United States or derive a significant portion of its revenues outside of the United States. The International Fund intends to diversify its investments in operating companies among at least three different countries. The International Fund also invests in emerging market securities (securities of issuers based in countries with developing economies).
The International Fund engages in leverage by investing in MSCI EAFE Index (USD) derivatives or MSCI Emerging Market Index (USD) derivatives, the notional value of which equals approximately 20% of the Portfolio’s net assets. The Portfolio’s derivatives exposure is backed by a portfolio of fixed income securities representing approximately 20% of the Portfolio’s net assets. An MSCI EAFE Index (USD) derivative or MSCI Emerging Market Index (USD) derivative is a derivative contract, typically a swap agreement, that uses the MSCI EAFE Index (USD) or MSCI Emerging Market Index (USD) as its reference asset. The portion of the International Fund invested in derivatives seeks to track the daily performance of the MSCI EAFE Index (USD) or MSCI Emerging Market Index (USD) (the “Swaps Strategy”) and invests in such derivatives in addition to or in place of companies within the MSCI EAFE Index (USD) derivative or MSCI Emerging Market Index (USD). In addition to swaps, the International Fund may invest in other types of derivatives including options, futures, options on futures, and other similar instruments. For purposes of the International Fund’s 80% test, MSCI EAFE Index (USD) derivatives and MSCI Emerging Market Index (USD) derivatives will be counted as equity securities and will be valued at notional value rather than market value.
Fixed income securities held by the Portfolio may include bonds, debt securities, asset-backed and mortgage-backed securities and other similar instruments. The fixed income securities are typically expected to have a duration between 0 and 2 years. The International Fund may also invest in fixed-income securities of foreign governments and companies and in currency forward agreements and spot transactions to facilitate settlement of multi-currency investments. The International Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds.”
The International Fund may invest in companies of any market capitalization, including small-cap companies. The International Fund may invest equity securities of other investment companies, including exchange-traded funds.
The International Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Wilshire typically allocates the Portfolio’s assets among the Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. Each of WCM Investment Management LLC (“WCM”), Los Angeles Capital Management LLC (“Los Angeles Capital”), Pzena Investment Management, LLC (“Pzena”), Lazard Asset Management LLC (“Lazard”), and Voya Investment Management Co LLC (“Voya”) manage a portion of the International Fund’s portfolio and Wilshire manages the Portfolio’s Swaps Strategy.
WCM’s international equity strategy employs a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth.
Los Angeles Capital employs a quantitative investment process for security selection and risk management. Los Angeles Capital utilizes its proprietary Dynamic Alpha Stock Selection Model® to build equity portfolios that adapt to market conditions. The model considers a range of valuation, earnings and management characteristics to identify current drivers of return.
Pzena has a “classic” value investment philosophy; it seeks to buy very good businesses at very low prices. Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to such companies to determine whether the problems that caused the earnings shortfalls are temporary or permanent. Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery, and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize. Pzena generally sells a security when it believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.
		In managing its portion of the International Fund, Lazard selects securities ranked according to four independent proprietary measures: growth, value, sentiment and quality. Growth potential is measured by looking at the consistency of earnings and sales over the past few years and then by leveraging this data, along with margins, research and development, capital expenditures, cash flow growth and other reported financial metrics to project future growth potential.In managing its portion of the Portfolio, Voya focuses on managing a broad array of fixed income investment opportunities, including but not limited to U.S. government securities, securities of foreign governments, and supranational organizations; bank loans; notes that can invest in securities with any credit rating; mortgage-backed, asset-backed debt securities and other structured credit securities, commercial paper and debt securities of foreign issuers, including emerging market countries. In addition, Voya may also invest in its affiliated registered investment companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money investing in the International Fund. In addition, investing in the International Fund involves the following principal risks:
Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical conflicts; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Foreign Securities Risk. Foreign securities (including American depository receipts (ADRs) and global depository receipts (GDRs)) could be affected by factors not present in the U.S., including expropriation, confiscation of property, political instability, differences in financial reporting standards, less stringent regulation of securities markets, and difficulties in enforcing contracts. Compared to U.S. companies, there may be less publicly available information about foreign companies and less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
Emerging Markets Risk. The Portfolio may invest in securities in emerging markets. Foreign investment risk may be particularly high to the extent a fund invests, in securities of issuers based in countries with developing economies (i.e., emerging markets). Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. These securities may also present credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.
Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Asset-Backed and Mortgage Backed Securities Risk. Investors in asset-backed securities (ABS), including mortgage-backed securities (MBS) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Portfolio to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Portfolio’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If the Adviser or a subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Portfolio to be subject to additional regulations, which may generate additional Portfolio expenses. These practices also entail transactional expenses and may cause the Portfolio to realize higher amounts of short-term capital gains than if the Portfolio had not engaged in such transactions.
Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in an underlying reference instrument may result in an immediate and substantial impact on a fund’s NAV. Leveraging may cause the Portfolio’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Portfolio must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits a fund from borrowing in an amount greater than 33 ⅓% of its assets.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
High-Yield Bond Risk. Lower-quality bonds, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.
Other Investment Companies Risk. Investing in other investment vehicles, including registered investment companies managed by a subadviser or an affiliate of a subadviser, unaffiliated registered investment companies, closed-end funds and exchange-traded funds (ETFs), subjects the Portfolio to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Portfolio will incur its pro rata share of the underlying vehicles’ expenses.
Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have to buy and sell transactions in the same security on the same day.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money investing in the International Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide an indication of the risks of investing in the International Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the International Fund’s average annual total returns compare to those of a broad measure of market performance. The International Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.
The International Fund’s investment strategy was changed on April 2, 2013 and on July 21, 2020. Consequently, prior period performance may have been different if the current investment strategy had been in effect during those periods.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the International Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the International Fund’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The International Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 21.32% (quarter ended June 30, 2020) and the lowest return for a quarter was -24.10% (quarter ended March 31, 2020).
The returns for the International Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their International Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their International Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Wilshire International Equity Fund | MSCI All Country World Index ex-US Investable Market Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index ex-US Investable Market Index(reflects no deduction for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	8.53%
5 Years	rr_AverageAnnualReturnYear05	9.83%
10 Years	rr_AverageAnnualReturnYear10	7.57%
Wilshire International Equity Fund | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	529
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	930
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,052
Annual Return 2012	rr_AnnualReturn2012	13.36%
Annual Return 2013	rr_AnnualReturn2013	18.95%
Annual Return 2014	rr_AnnualReturn2014	(6.38%)
Annual Return 2015	rr_AnnualReturn2015	(1.55%)
Annual Return 2016	rr_AnnualReturn2016	1.88%
Annual Return 2017	rr_AnnualReturn2017	25.54%
Annual Return 2018	rr_AnnualReturn2018	(12.66%)
Annual Return 2019	rr_AnnualReturn2019	23.52%
Annual Return 2020	rr_AnnualReturn2020	16.55%
Annual Return 2021	rr_AnnualReturn2021	12.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	12.17%
10 Years	rr_AverageAnnualReturnYear10	8.44%
Wilshire International Equity Fund | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	10.68%
10 Years	rr_AverageAnnualReturnYear10	7.55%
Wilshire International Equity Fund | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	10.32%	[7]
5 Years	rr_AverageAnnualReturnYear05	9.68%
10 Years	rr_AverageAnnualReturnYear10	6.84%
Wilshire International Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLTTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	424
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	743
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,646
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	12.47%
10 Years	rr_AverageAnnualReturnYear10	8.70%
Wilshire Income Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Wilshire Income Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wilshire Income Opportunities Fund’s (the “Income Fund” or the “Portfolio”) primary investment objective is to maximize current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Long-term capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Portfolio will not correlate to the Ratio of Expenses to Average Net Assets shown in the Portfolio’s most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Income Fund seeks to achieve its investment objectives by investing at least 80% of its total assets in a portfolio of income producing securities of varying maturities across a variety of fixed income securities including, but not limited to, U.S. Government, investment grade, below investment grade, unrated, mortgage-backed, and other asset-backed securities. Derivative investments that provide exposure to debt securities or have similar economic characteristics to the income securities in which the Portfolio invests may be used to satisfy the Income Fund’s 80% policy.
The Income Fund has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Income Fund will generally allocate its assets among several types of securities. The Income Fund may also invest in U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities; fixed income securities issued by U.S. and non-U.S. governments, their agencies and instrumentalities; mortgage-related and other asset backed securities (such as collateralized debt obligations (CDO), collateralized loan obligations (CLO), and collateralized mortgage obligations (CMO)); foreign currencies; registered investment companies, including closed-end funds and exchange-traded funds (ETFs); and derivative instruments, such as options, futures, forwards, forward currency contracts, or swap agreements.
The Income Fund may invest an unlimited amount of its assets in securities that provide exposure to any investment sector and its exposure to any one investment sector will vary over time.
There is no limit on the average maturity of the Income Fund’s securities. The targeted weighted average duration of the portfolio is consistent with the Bloomberg U.S. Universal Index, which has a weighted average duration of 3.68 years as of December 31, 2021. However, it is expected that the Income Fund may deviate substantially from the benchmark duration, with a lower and upper bound of 1 and 10 years, respectively.
The Income Fund may invest without limitation in high-yield debt securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody’s Investors Service or CCC+ or lower by Standard & Poor’s Ratings Services and Fitch Ratings) and unrated securities determined to be of comparable investment quality. The Income Fund expects its allocation to unrated and below investment grade debt to range from 30% to 70% of its assets. The Income Fund also may invest in investment grade securities, bank loans, commercial paper, private placements, unregistered or restricted securities (including securities issued in reliance on Regulation D, Rule 144A and Regulation S) and convertible debt (which may result in equity received in a conversion or a workout).
The Income Fund may also use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (typically lines of credit) for investment purposes.
The Income Fund may invest without limitation in derivative instruments, such as options, futures, forwards, or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in this Prospectus or the Income Fund’s Statement of Additional Information. The Income Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market. The Income Fund may use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The Income Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Income Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
The Income Fund may invest up to 10% of its total assets in convertible, preferred stocks and dividend-paying common stocks.
The Income Fund uses a multi-manager strategy where subadvisers employ different strategies with respect to separate portions of the Portfolio in order achieve the Portfolio’s investment objective. Wilshire typically allocates the Portfolio’s assets among the Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. DoubleLine® Capital LP (“DoubleLine”), Manulife Investment Management (US) LLC (“Manulife”) and Voya Investment Management Co LLC (“Voya”) each manage a portion of the Income Fund’s portfolio.
DoubleLine expects to allocate its portion of the Income Fund’s assets in response to changing market, financial, economic, and political factors and events that the portfolio manager believes may affect the values of the Income Fund’s investments. DoubleLine seeks to manage its portion of the Income Fund’s duration based on DoubleLine’s view of, among other things, future interest rates and market conditions.
		Manulife looks for investments that are appropriate in terms of yield, credit quality, structure and liquidity. Relative yield analysis and risk/reward ratios are the primary considerations in selecting securities. In managing its portion of the Portfolio, Voya focuses on managing a broad array of fixed income investment opportunities, including but not limited to U.S. government securities, securities of foreign governments, and supranational organizations; bank loans; notes that can invest in securities with any credit rating; mortgage-backed, asset-backed debt securities and other structured credit securities, commercial paper and debt securities of foreign issuers, including emerging market countries. In addition, Voya may also invest in its affiliated registered investment companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Income Fund. In addition, investing in the Income Fund involves the following principal risks:
Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical conflicts; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
High-Yield Bond Risk. Lower-quality bonds, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.
Foreign Securities Risk. Foreign securities (including American depository receipts (ADRs) and global depository receipts (GDRs)) could be affected by factors not present in the U.S., including expropriation, confiscation of property, political instability, differences in financial reporting standards, less stringent regulation of securities markets, and difficulties in enforcing contracts. Compared to U.S. companies, there may be less publicly available information about foreign companies and less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
Emerging Markets Risk. The Portfolio may invest in securities in emerging markets. Foreign investment risk may be particularly high to the extent a fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. These securities may also present credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.
Forward Foreign Currency Exchange Contracts Risks. There may be imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of the International Fund. The International Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the International Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the International Fund’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.
Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Portfolio to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Portfolio’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If the Adviser or a subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Portfolio to be subject to additional regulations, which may generate additional Portfolio expenses. These practices also entail transactional expenses and may cause the Portfolio to realize higher amounts of short-term capital gains than if the Portfolio had not engaged in such transactions.
Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in an underlying reference instrument may result in an immediate and substantial impact on a fund’s NAV. Leveraging may cause the Portfolio’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Portfolio must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits a fund from borrowing in an amount greater than 33 ⅓% of its assets.
Other Investment Companies Risk. Investing in other investment vehicles, including registered investment companies managed by a subadviser or an affiliate of a subadviser, unaffiliated registered investment companies, closed-end funds and exchange-traded funds (ETFs), subjects the Portfolio to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Portfolio will incur its pro rata share of the underlying vehicles’ expenses.
Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Asset-Backed and Mortgage Backed Securities Risk. Investors in asset-backed securities (ABS), including mortgage-backed securities (MBS) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.
Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have to buy and sell transactions in the same security on the same day.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide an indication of the risks of investing in the Income Fund by showing the investment performance of the Investment Class Shares during the most recent calendar year and by showing how the Income Fund’s average annual total returns compare to those of a broad measure of market performance, as well as an additional custom blended index that reflects the performance of the market sectors in which the Income Fund invests. The Income Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Income Fund by showing the investment performance of the Investment Class Shares during the most recent calendar year and by showing how the Income Fund’s average annual total returns compare to those of a broad measure of market performance, as well as an additional custom blended index that reflects the performance of the market sectors in which the Income Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Income Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 6.54% (quarter ended June 30, 2020) and the lowest return for a quarter was -8.20% (quarter ended March 31, 2020).
The returns for the Income Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Income Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Income Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire Income Opportunities Fund | Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.10%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
Wilshire Income Opportunities Fund | Custom Blended Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Custom Blended Index(2)(reflects no deduction for fees, expenses and taxes)	[8]
1 Year	rr_AverageAnnualReturnYear01	0.10%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.22%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016	[8]
Wilshire Income Opportunities Fund | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIORX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.16%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,576
Annual Return 2017	rr_AnnualReturn2017	5.60%
Annual Return 2018	rr_AnnualReturn2018	(0.65%)
Annual Return 2019	rr_AnnualReturn2019	9.58%
Annual Return 2020	rr_AnnualReturn2020	3.59%
Annual Return 2021	rr_AnnualReturn2021	0.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.20%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.40%
5 Years	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
Wilshire Income Opportunities Fund | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.82%)
5 Years	rr_AverageAnnualReturnYear05	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
Wilshire Income Opportunities Fund | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	0.40%	[11]
5 Years	rr_AverageAnnualReturnYear05	2.18%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
Wilshire Income Opportunities Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIOPX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	513
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,141
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016

[1]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.30% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Investment Class total net expense ratio has been restated to reflect the expense limitation agreement. This agreement to limit expenses continues through at least April 30, 2023 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[2]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2023 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[3]	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[4]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2023 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[5]	Total Annual Fund Operating Expenses for the Portfolio will not correlate to the Ratio of Expenses to Average Net Assets shown in the Portfolio’s most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
[6]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the International Fund to waive a portion of its management fee to limit expenses of the International Fund (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2023 or upon the termination of the Advisory Agreement. To the extent that the International Fund’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[7]	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[8]	The Custom Blended Index consists of 70% Bloomberg U.S. Universal Index, 10% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, 10% S&P/LSTA Leveraged Loan Index, and 10% Bloomberg Emerging Markets USD Aggregate Bond Index.
[9]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Income Fund to waive a portion of its management fee to limit expenses of the Income Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses, and extraordinary expenses) to 1.15% and 0.90% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2023 or upon the termination of the Advisory Agreement. To the extent that the Income Fund’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[10]	Total Annual Fund Operating Expenses for the Portfolio will not correlate to the Ratio of Expenses to Average Net Assets shown in the Portfolio’s most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
[11]	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.